Schedule of Fair Value Financial Assets and Liabilities (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Defined Benefit Plan Disclosure [Line Items]
Short-term investments	$ 895,600	$ 1,018,000
Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Short-term investments	895,600	1,018,000
Warrant liability
Total	895,600	1,018,000
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member]
Defined Benefit Plan Disclosure [Line Items]
U.S. equity stock		1,018,000
Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Short-term investments
Warrant liability
Total
Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Short-term investments
Warrant liability	139,695,115
Total	$ 139,695,115